Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of selling, general and administrative expenses [Abstract]
Schedule of Selling, General and Administrative Expenses
	For the Year Ended December 31
	2017	2016*	2015*
	$ thousands
Payroll and related expenses	21,380	14,830	17,085
Depreciation and amortization	691	641	817
Professional fees	20,334	23,863	9,576
Other expenses	13,887	7,761	22,248
	56,292	47,095	49,726

* Restated (See note 2.E)